Long-Term Debt - Schedule of Debt Maturities (Details) (Senior Notes [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	$ 2,085,500
2013	0
2014 to 2015	0
2016 to 2017	1,665,500
Thereafter	420,000
2016 Notes [Member]
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	1,665,500
2013	0
2014 to 2015	0
2016 to 2017	1,665,500
Thereafter	0
2020 Notes [Member]
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	420,000
2013	0
2014 to 2015	0
2016 to 2017	0
Thereafter	$ 420,000